Schedule of investments
Delaware Corporate Bond Fund	October 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.25%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	3,500,000	$ 3,557,050
Total Convertible Bond (cost $3,551,335)		3,557,050

Corporate Bonds — 96.47%
Banking — 23.56%
Ally Financial
4.70% 5/15/26 μ, ψ	9,910,000	10,300,206
5.75% 11/20/25	9,695,000	11,009,990
8.00% 11/1/31	1,840,000	2,636,480
Bank of America
2.482% 9/21/36 μ	25,280,000	24,601,108
2.572% 10/20/32 μ	4,780,000	4,793,813

Bank of Ireland Group 144A 2.029% 9/30/27 #, μ	4,035,000	3,986,475
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	8,770,000	9,565,439
Barclays
4.375% 3/15/28 μ	4,830,000	4,763,829
5.20% 5/12/26	13,585,000	15,370,409

BNP Paribas 144A 4.625% 2/25/31 #, μ, ψ	4,415,000	4,448,113
BPCE 144A 3.582% 10/19/42 #, μ	1,436,000	1,478,993
Citigroup
2.52% 11/3/32 μ	3,805,000	3,797,143
4.00% 12/10/25 μ, ψ	13,990,000	14,322,262
4.45% 9/29/27	9,555,000	10,742,007

Credit Agricole 144A 2.811% 1/11/41 #	13,530,000	12,935,325
Credit Suisse Group
144A 4.50% 9/3/30 #, μ, ψ	1,790,000	1,744,713
144A 5.10% 1/24/30 #, μ, ψ	5,305,000	5,374,124
144A 5.25% 2/11/27 #, μ, ψ	3,220,000	3,352,825
144A 6.375% 8/21/26 #, μ, ψ	4,795,000	5,232,544
Deutsche Bank
3.035% 5/28/32 μ	5,410,000	5,472,700
3.729% 1/14/32 μ	7,525,000	7,719,816
Goldman Sachs Group
1.542% 9/10/27 μ	20,920,000	20,576,617
2.383% 7/21/32 μ	6,275,000	6,172,529
2.65% 10/21/32 μ	1,515,000	1,527,385
4.125% 11/10/26 μ, ψ	3,420,000	3,433,509

HSBC Holdings 4.60% 12/17/30 μ, ψ	5,225,000	5,204,779
NQ-460 [10/21] 12/21 (1946849)    1

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.47% 9/22/27 μ	1,540,000	$ 1,512,560
1.578% 4/22/27 μ	5,185,000	5,137,297
3.328% 4/22/52 μ	1,890,000	2,044,191
Morgan Stanley
2.484% 9/16/36 μ	24,724,000	24,038,881
5.00% 11/24/25	4,515,000	5,087,235
NatWest Group
1.642% 6/14/27 μ	2,550,000	2,520,060
3.754% 11/1/29 μ	1,360,000	1,437,899
4.60% 6/28/31 μ, ψ	4,175,000	4,122,813

PNC Bank 4.05% 7/26/28	3,665,000	4,146,140
Popular 6.125% 9/14/23	5,020,000	5,366,201
Societe Generale 144A 4.75% 5/26/26 #, μ, ψ	4,200,000	4,312,770
SVB Financial Group
1.80% 10/28/26	2,545,000	2,541,716
2.10% 5/15/28	5,155,000	5,155,273
4.00% 5/15/26 μ, ψ	13,550,000	13,600,813

Truist Bank 2.636% 9/17/29 μ	14,135,000	14,650,800
Truist Financial 4.95% 9/1/25 μ, ψ	8,635,000	9,392,721
UBS 7.625% 8/17/22	4,145,000	4,361,415
UBS Group 144A 4.375% 2/10/31 #, μ, ψ	4,390,000	4,371,343
US Bancorp
2.491% 11/3/36 μ	3,030,000	3,018,740
3.00% 7/30/29	10,620,000	11,297,476
3.70% 1/15/27 μ, ψ	2,980,000	2,975,679

Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	10,005,000	10,198,847
		341,854,003
Basic Industry — 3.41%
Georgia-Pacific 8.00% 1/15/24	4,345,000	5,017,408
Graphic Packaging International 144A 3.50% 3/1/29 #	3,155,000	3,127,394
LYB International Finance III 3.375% 10/1/40	5,560,000	5,763,091
Newmont
2.25% 10/1/30	4,465,000	4,387,672
2.80% 10/1/29	9,845,000	10,151,016

Steel Dynamics 1.65% 10/15/27	2,520,000	2,461,628
Suzano Austria 3.125% 1/15/32	7,100,000	6,717,559
Westlake Chemical 3.125% 8/15/51	12,195,000	11,856,152
		49,481,920
2    NQ-460 [10/21] 12/21 (1946849)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage — 2.00%
Blackstone Holdings Finance 144A 1.625% 8/5/28 #	2,865,000	$ 2,772,895
Charles Schwab
4.00% 6/1/26 μ, ψ	3,375,000	3,477,600
5.375% 6/1/25 μ, ψ	4,195,000	4,624,568
Jefferies Group
2.625% 10/15/31	7,385,000	7,252,339
6.45% 6/8/27	6,437,000	7,948,836
6.50% 1/20/43	2,090,000	2,930,433
		29,006,671
Capital Goods — 4.28%
Amcor Flexibles North America 2.69% 5/25/31	5,505,000	5,593,639
Amphenol 2.20% 9/15/31	5,035,000	4,960,555
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	3,515,000	3,499,710
Ashtead Capital
144A 1.50% 8/12/26 #	4,735,000	4,648,964
144A 2.45% 8/12/31 #	3,695,000	3,637,062

Boeing 3.75% 2/1/50	9,770,000	10,293,652
Madison IAQ 144A 4.125% 6/30/28 #	1,880,000	1,872,612
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	3,385,000	3,316,454
Teledyne Technologies
2.25% 4/1/28	10,310,000	10,375,062
2.75% 4/1/31	5,895,000	6,014,411

Waste Connections 2.95% 1/15/52	2,315,000	2,307,656
Weir Group 144A 2.20% 5/13/26 #	5,605,000	5,571,462
		62,091,239
Communications — 10.94%
Altice France
144A 5.125% 1/15/29 #	3,720,000	3,613,050
144A 5.50% 10/15/29 #	3,395,000	3,332,091

AMC Networks 4.75% 8/1/25	3,325,000	3,412,281
AT&T 3.10% 2/1/43	9,647,000	9,331,510
CCO Holdings 144A 4.50% 6/1/33 #	945,000	943,852
Cellnex Finance 144A 3.875% 7/7/41 #	7,265,000	7,112,726
Charter Communications Operating
2.25% 1/15/29	6,810,000	6,688,761
4.40% 12/1/61	4,460,000	4,742,595

Comcast 3.20% 7/15/36	12,674,000	13,494,929
CSC Holdings 144A 4.50% 11/15/31 #	5,855,000	5,680,667
Discovery Communications 4.00% 9/15/55	11,115,000	11,822,659
NQ-460 [10/21] 12/21 (1946849)    3

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Level 3 Financing
144A 3.625% 1/15/29 #	1,770,000	$ 1,677,004
144A 3.75% 7/15/29 #	4,700,000	4,447,375
144A 4.25% 7/1/28 #	3,875,000	3,836,114

Sprint Spectrum 144A 4.738% 9/20/29 #	3,670,625	3,877,098
Time Warner Cable 7.30% 7/1/38	5,035,000	7,255,291
Time Warner Entertainment 8.375% 3/15/23	6,100,000	6,730,855
T-Mobile USA
3.00% 2/15/41	5,100,000	4,915,783
3.375% 4/15/29	7,795,000	8,019,106
144A 3.375% 4/15/29 #	5,810,000	5,977,037
Verizon Communications
144A 2.355% 3/15/32 #	5,915,000	5,831,717
3.40% 3/22/41	8,885,000	9,332,128
4.50% 8/10/33	10,110,000	11,944,631

ViacomCBS 4.375% 3/15/43	6,280,000	7,190,782
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	7,158,000	7,561,783
		158,771,825
Consumer Cyclical — 3.65%
AutoNation
1.95% 8/1/28	8,295,000	8,096,782
2.40% 8/1/31	3,910,000	3,794,683

Ford Motor 8.50% 4/21/23	5,540,000	6,081,535
Ford Motor Credit 2.90% 2/16/28	4,020,000	3,989,971
General Motors
6.25% 10/2/43	2,184,000	2,984,342
6.60% 4/1/36	5,196,000	7,042,112

General Motors Financial 5.70% 9/30/30 μ, ψ	6,405,000	7,405,781
Levi Strauss & Co. 144A 3.50% 3/1/31 #	2,866,000	2,883,912
Lowe's 2.80% 9/15/41	8,635,000	8,510,474
Prime Security Services Borrower 144A 3.375% 8/31/27 #	2,220,000	2,129,302
		52,918,894
Consumer Non-Cyclical — 7.12%
Amgen
2.80% 8/15/41	1,080,000	1,050,442
3.00% 1/15/52	6,490,000	6,369,295

Anheuser-Busch InBev Worldwide 4.70% 2/1/36	16,305,000	19,740,635
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	3,908,143
4    NQ-460 [10/21] 12/21 (1946849)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Bunge Limited Finance 2.75% 5/14/31	7,475,000	$ 7,536,995
Conagra Brands 1.375% 11/1/27	5,110,000	4,925,794
CVS Health
2.70% 8/21/40	4,495,000	4,315,854
4.78% 3/25/38	7,970,000	9,760,058

Energizer Holdings 144A 4.375% 3/31/29 #	2,978,000	2,857,391
Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	4,740,000	4,722,225
Perrigo Finance Unlimited 4.375% 3/15/26	7,415,000	7,919,936
Sodexo
144A 1.634% 4/16/26 #	5,520,000	5,502,608
144A 2.718% 4/16/31 #	2,290,000	2,341,214
Takeda Pharmaceutical
3.025% 7/9/40	2,845,000	2,896,035
3.175% 7/9/50	3,940,000	4,034,261

Teleflex 144A 4.25% 6/1/28 #	3,455,000	3,554,245
Tenet Healthcare 144A 4.25% 6/1/29 #	3,575,000	3,623,370
Viatris 4.00% 6/22/50	7,640,000	8,211,494
		103,269,995
Electric — 10.47%
Berkshire Hathaway Energy 2.85% 5/15/51	1,212,000	1,189,744
CMS Energy 4.75% 6/1/50 μ	6,840,000	7,609,500
Commonwealth Edison 2.75% 9/1/51	5,025,000	4,960,139
Duke Energy
2.55% 6/15/31	8,615,000	8,663,415
3.25% 1/15/82 μ	2,425,000	2,410,107
4.875% 9/16/24 μ, ψ	7,240,000	7,703,360
Enel Finance International
144A 1.875% 7/12/28 #	5,750,000	5,645,305
144A 2.25% 7/12/31 #	5,910,000	5,790,385

Entergy Texas 3.55% 9/30/49	2,695,000	2,922,775
FirstEnergy Transmission 144A 4.55% 4/1/49 #	5,350,000	6,264,484
IPALCO Enterprises 4.25% 5/1/30	3,220,000	3,579,653
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	3,000,000	2,875,086
Nevada Power Series EE 3.125% 8/1/50	2,895,000	3,030,701
NRG Energy
144A 2.45% 12/2/27 #	2,470,000	2,472,172
144A 3.375% 2/15/29 #	2,160,000	2,108,700
144A 3.625% 2/15/31 #	1,735,000	1,690,757
144A 3.75% 6/15/24 #	2,635,000	2,781,854
144A 4.45% 6/15/29 #	4,220,000	4,628,722

NQ-460 [10/21] 12/21 (1946849)    5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Oglethorpe Power 3.75% 8/1/50	5,235,000	$ 5,727,862
Pacific Gas and Electric
2.10% 8/1/27	6,810,000	6,611,863
3.30% 8/1/40	1,125,000	1,063,290
3.50% 8/1/50	1,690,000	1,608,712
4.60% 6/15/43	4,405,000	4,514,433
4.95% 7/1/50	3,615,000	4,006,375

PacifiCorp 2.90% 6/15/52	13,303,000	13,252,008
Public Service Co. of Oklahoma
2.20% 8/15/31	5,690,000	5,607,461
3.15% 8/15/51	4,285,000	4,406,780

San Diego Gas & Electric 3.32% 4/15/50	2,270,000	2,430,985
Sempra Energy 4.875% 10/15/25 μ, ψ	3,825,000	4,136,393
Southern 4.00% 1/15/51 μ	4,780,000	4,996,056
Southern California Edison
4.125% 3/1/48	3,090,000	3,486,694
4.875% 3/1/49	1,865,000	2,350,695
6.00% 1/15/34	1,415,000	1,842,986
Vistra Operations
144A 3.55% 7/15/24 #	5,166,000	5,383,251
144A 3.70% 1/30/27 #	3,624,000	3,770,286
144A 4.30% 7/15/29 #	290,000	310,561
		151,833,550
Energy — 9.91%
BP Capital Markets 4.875% 3/22/30 μ, ψ	9,475,000	10,337,793
BP Capital Markets America 3.06% 6/17/41	14,070,000	14,229,398
Cheniere Corpus Christi Holdings 7.00% 6/30/24	6,760,000	7,571,458
Continental Resources 4.375% 1/15/28	5,210,000	5,691,925
Devon Energy
4.75% 5/15/42	7,415,000	8,635,196
5.85% 12/15/25	2,571,000	2,963,490

Diamondback Energy 3.125% 3/24/31	7,355,000	7,601,666
Enbridge
1.60% 10/4/26	3,180,000	3,158,824
2.50% 8/1/33	13,345,000	13,226,394
5.75% 7/15/80 μ	4,710,000	5,305,815
Energy Transfer
6.25% 4/15/49	4,305,000	5,726,541
6.50% 11/15/26 μ, ψ	11,324,000	11,748,650

Enterprise Products Operating 3.30% 2/15/53	3,710,000	3,724,040
6    NQ-460 [10/21] 12/21 (1946849)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

EQM Midstream Partners 144A 4.75% 1/15/31 #	3,775,000	$ 3,913,165
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	4,255,000	4,192,339
Kinder Morgan 3.25% 8/1/50	7,455,000	7,222,682
NuStar Logistics 5.625% 4/28/27	3,444,000	3,616,630
ONEOK 7.50% 9/1/23	6,625,000	7,306,849
Sabine Pass Liquefaction
5.75% 5/15/24	3,214,000	3,540,560
5.875% 6/30/26	2,100,000	2,437,774
Targa Resources Partners
144A 4.00% 1/15/32 #	2,880,000	2,975,674
4.875% 2/1/31	3,225,000	3,481,323
5.50% 3/1/30	61,000	67,118

TransCanada PipeLines 2.50% 10/12/31	5,105,000	5,072,887
		143,748,191
Finance Companies — 3.48%
AerCap Holdings 5.875% 10/10/79 μ	605,000	632,068
AerCap Ireland Capital DAC
3.00% 10/29/28	1,165,000	1,182,031
3.30% 1/30/32	3,385,000	3,448,181
3.40% 10/29/33	6,528,000	6,652,091
4.625% 10/15/27	2,690,000	2,994,490
6.50% 7/15/25	2,165,000	2,509,211

Air Lease 4.125% 12/15/26 μ, ψ	2,295,000	2,266,312
Aviation Capital Group
144A 1.95% 1/30/26 #	7,894,000	7,795,518
144A 5.50% 12/15/24 #	8,565,000	9,510,221
Avolon Holdings Funding
144A 2.75% 2/21/28 #	6,470,000	6,408,913
144A 3.95% 7/1/24 #	1,075,000	1,133,931
144A 4.25% 4/15/26 #	3,465,000	3,724,687

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	2,140,000	2,248,828
		50,506,482
Insurance — 4.84%
Aon 2.90% 8/23/51	9,895,000	9,732,966
Arthur J Gallagher & Co. 3.50% 5/20/51	12,045,000	13,134,494
Athene Holding 3.95% 5/25/51	5,365,000	6,032,593
Brighthouse Financial 4.70% 6/22/47	6,282,000	7,219,207
Brown & Brown 2.375% 3/15/31	2,205,000	2,179,320
Centene 4.625% 12/15/29	2,675,000	2,889,000
Equitable Holdings 4.95% 9/15/25 μ, ψ	2,815,000	3,033,163
NQ-460 [10/21] 12/21 (1946849)    7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Global Atlantic 144A 4.70% 10/15/51 #, μ	5,070,000	$ 5,226,151
Hartford Financial Services Group 2.90% 9/15/51	3,625,000	3,605,536
Humana 1.35% 2/3/27	8,275,000	8,062,701
MetLife 3.85% 9/15/25 μ, ψ	1,810,000	1,882,400
Prudential Financial 3.70% 10/1/50 μ	7,005,000	7,229,664
		70,227,195
Natural Gas — 0.48%
Atmos Energy 2.85% 2/15/52	7,025,000	6,929,015
		6,929,015
Real Estate Investment Trusts — 3.03%
Corporate Office Properties
2.00% 1/15/29	4,145,000	4,023,540
2.75% 4/15/31	7,815,000	7,852,351
Crown Castle International
1.05% 7/15/26	9,785,000	9,478,515
3.80% 2/15/28	5,430,000	5,957,109

Extra Space Storage 2.35% 3/15/32	7,475,000	7,282,825
Global Net Lease 144A 3.75% 12/15/27 #	1,655,000	1,637,025
Iron Mountain 144A 5.25% 7/15/30 #	4,276,000	4,470,579
MPT Operating Partnership 3.50% 3/15/31	3,180,000	3,208,461
		43,910,405
Technology — 7.61%
Alphabet 2.05% 8/15/50	8,115,000	7,301,036
Analog Devices 2.10% 10/1/31	3,830,000	3,831,413
Autodesk 2.40% 12/15/31	3,935,000	3,873,017
Broadcom 144A 3.469% 4/15/34 #	12,872,000	13,291,136
Broadridge Financial Solutions 2.60% 5/1/31	8,112,000	8,170,019
CGI 144A 2.30% 9/14/31 #	3,365,000	3,261,311
Clarivate Science Holdings 144A 3.875% 7/1/28 #	3,763,000	3,725,370
CoStar Group 144A 2.80% 7/15/30 #	4,235,000	4,294,151
Fidelity National Information Services 1.65% 3/1/28	3,960,000	3,853,619
Fiserv 3.20% 7/1/26	7,895,000	8,396,009
Kyndryl Holdings
144A 2.05% 10/15/26 #	4,105,000	4,062,624
144A 2.70% 10/15/28 #	4,105,000	4,049,152
Marvell Technology
1.65% 4/15/26	4,460,000	4,431,674
2.45% 4/15/28	2,820,000	2,833,171

Micron Technology 2.703% 4/15/32	2,800,000	2,798,782
8    NQ-460 [10/21] 12/21 (1946849)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

NCR 144A 5.125% 4/15/29 #	3,525,000	$ 3,609,001
NXP 144A 5.55% 12/1/28 #	3,750,000	4,530,830
Qorvo 144A 3.375% 4/1/31 #	8,870,000	9,181,426
TD SYNNEX 144A 2.375% 8/9/28 #	6,900,000	6,762,714
VMware 1.80% 8/15/28	8,370,000	8,163,235
		110,419,690
Transportation — 1.56%
Air Canada 144A 3.875% 8/15/26 #	3,630,000	3,679,912
DAE Funding
144A 1.55% 8/1/24 #	2,260,000	2,232,315
144A 3.375% 3/20/28 #	1,105,000	1,130,341

Delta Air Lines 144A 7.00% 5/1/25 #	5,404,000	6,307,727
Mileage Plus Holdings 144A 6.50% 6/20/27 #	3,890,000	4,238,583
Seaspan 144A 5.50% 8/1/29 #	3,050,000	3,084,038
United Airlines 2019-1 Class AA Pass Through Trust Series 2019-1 AA 4.15% 2/25/33 ♦	1,819,194	2,007,356
		22,680,272
Utilities — 0.13%
Essential Utilities 3.351% 4/15/50	1,765,000	1,888,999
		1,888,999
Total Corporate Bonds (cost $1,380,219,666)		1,399,538,346

Loan Agreements — 2.04%
AmWINS Group 3.00% (LIBOR01M + 2.25%) 2/19/28 •	2,868,329	2,852,358
Applied Systems 1st Lien 3.75% (LIBOR03M + 3.25%) 9/19/24 •	2,965,389	2,965,760
Energizer Holdings 2.75% (LIBOR01M + 2.25%) 12/22/27 •	3,007,275	3,005,395
Ensemble RCM 3.879% (LIBOR03M + 3.75%) 8/3/26 •	2,972,253	2,980,611
Gates Global Tranche B-3 3.25% (LIBOR01M + 2.50%) 3/31/27 •	2,987,425	2,985,247
Horizon Therapeutics USA Tranche B-2 2.50% (LIBOR01M + 2.00%) 3/15/28 •	2,875,550	2,872,212
Informatica Tranche B TBD 10/13/28 X	3,000,000	2,996,874
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR01M + 2.75%) 9/23/26 •	2,994,950	2,994,270
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 •	3,030,000	3,026,528
Reynolds Group Holdings Tranche B-2 3.337% (LIBOR01M + 3.25%) 2/5/26 •	2,992,388	2,978,126
Total Loan Agreements (cost $29,746,078)		29,657,381
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Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Number of shares	Value (US $)
Convertible Preferred Stock — 0.27%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	$ 1,147,172
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	2,808	2,823,444
Total Convertible Preferred Stock (cost $4,053,106)		3,970,616
	Principal amount°
US Treasury Obligation — 0.51%
US Treasury Bond 2.00% 8/15/51	7,320,000	7,426,369
Total US Treasury Obligation (cost $7,199,334)		7,426,369
	Number of shares
Short-Term Investments — 0.62%
Money Market Mutual Funds — 0.62%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	2,238,072	2,238,072
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,238,072	2,238,072
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	2,238,072	2,238,072
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	2,238,073	2,238,073
Total Short-Term Investments (cost $8,952,289)		8,952,289
Total Value of Securities—100.16% (cost $1,433,721,808)		1,453,102,051

Liabilities Net of Receivables and Other Assets—(0.16%)		(2,280,843)
Net Assets Applicable to 227,943,748 Shares Outstanding—100.00%		$1,450,821,208
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of Rule 144A securities was $335,495,927, which represents 23.12% of the Fund's net assets.
10    NQ-460 [10/21] 12/21 (1946849)

(Unaudited)
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after October 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
**	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
TBD – To be determined
USD – US Dollar
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